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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                                 -------------------------------

Check here if Amendment                       Amendment Number :
                                      -----                                -----

This Amendment (Check only one.):              is a restatement
                                      -----

                                               adds new holdings entries.
                                      -----

Institutional Investment Manager Filing this Report:

Name:      Trenton Capital Management, Ltd.
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Address:   5956 Sherry Lane, Suite 1810
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           Dallas, Texas 75225
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Form 13F File Number:         28-12392
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tyler F. Burke
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Title:     President of the General Partner of Trenton Capital Management, Ltd.
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Phone:     (214) 691-1734
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Signature, Place, and Date of Signing:

    /s/ Tyler F. Burke                Dallas, TX              November 14, 2007
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        (Signature)                  (City, State)                 (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                          ----------------------

Form 13F Information Table Entry Total:      18
                                          ----------------------

Form 13F Information Table Value Total:    72,995               (thousands)
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List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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
   COLUMN 1           COLUMN 2     COLUMN 3    COLUMN 4            COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
                                                                                                          VOTING AUTHORITY
                      TITLE OF                 VALUE    SHRS OR                    INVESTMENT  OTHER
NAME OF ISSUER         CLASS        CUSIP     (X1000)   PRN AMT    SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE    SHARED NONE

ABX AIR INC              COM      00080S-10-1      7788  1,100,000   SH     N/A       SOLE        0    1,100,000    0    0
AMERICAN ORIENTAL
  BIOENGR IN             COM      028731-10-7      1673    150,000   SH     N/A       SOLE        0      150,000    0    0
CALLWAVE INC DEL         COM      13126N-10-1      1450    500,000   SH     N/A       SOLE        0      500,000    0    0
CHIPMOS TECH
  BERMUDA LTD            SHS      G2110R-10-6      3594    600,000   SH     N/A       SOLE        0      600,000    0    0
EARTHLINK INC            COM      270321-10-2      4752    600,000   SH     N/A       SOLE        0      600,000    0    0
ENCORE CAP GROUP
  INC                    COM      292554-10-2      4720    400,000   SH     N/A       SOLE        0      400,000    0    0
FIVE STAR QUALITY
  CARE INC               COM      33832D-10-6      6987    850,000   SH     N/A       SOLE        0      850,000    0    0
HELIX ENERGY
  SOLUTIONS GROUP I      COM      42330P-10-7      6369    150,000   SH     N/A       SOLE        0      150,000    0    0
HILLTOP HOLDINGS
  INC                    COM      432748-10-1      4696    400,000   SH     N/A       SOLE        0      400,000    0    0
ICAGEN INC               COM      45104P-10-4      1700    850,000   SH     N/A       SOLE        0      850,000    0    0
INVESTOOLS INC           COM      46145P-10-3      6801    562,500   SH     N/A       SOLE        0      562,500    0    0
KHD HUMBOLT WEDAG
  INTL                   COM      482462-10-8      4575    150,000   SH     N/A       SOLE        0      150,000    0    0
NEKTAR THERAPEUTICS      COM      640268-10-8      2649    300,000   SH     N/A       SOLE        0      300,000    0    0
PAIN THERAPEUTICS
  INC                    COM      69562K-10-0      3740    400,000   SH     N/A       SOLE        0      400,000    0    0
ROSETTA RESOURCES
   INC                   COM      777779-30-7      4585    250,000   SH     N/A       SOLE        0      250,000    0    0
SILICON GRAPHICS
   INC                 COM NEW    827056-30-0      2963    150,000   SH     N/A       SOLE        0      150,000    0    0
SPECTRUM
  PHARMACEUTICALS
  INC                    COM      84763A-10-8      2110    500,000   SH     N/A       SOLE        0      500,000    0    0
ZILA INC            COM PAR $0.01 989513-20-5      1843  1,589,070   SH     N/A       SOLE        0    1,589,070    0    0
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